Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-151805    HV-6776 - Premier Innovations
333-151805    HV-6777 - Hartford 403(b) Cornerstone Innovations
333-151805    HV-6778 - Premier Innovations (Series II)
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Supplement dated July 25, 2023 to your Prospectus dated May 1, 2023
This Supplement dated July 25, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the Allspring Asset Allocation Fund– Class A, American Funds Washington Mutual Investors FundSM – Class R3, Invesco Real Estate Fund– Class A, Invesco Small Cap Growth Fund– Class A, and the Loomis Sayles Bond Fund– Class ADM shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	-15.99%	3.23%	4.11%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	-8.78%	8.70%	11.52%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	-24.80%	2.66%	5.67%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	-35.60%	4.18%	9.70%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	-12.91%	-0.49%	1.39%

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-11-HV6776_6777_6778